Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Financial Assets and Liabilities

Note 17—Financial Assets and Liabilities

Financial assets and liabilities comprise the following:

(EUR’000)	2025	2024
Financial assets by category
Trade receivables	141,333	166,280
Other receivables (excluding indirect tax receivables)
Lease receivables	10,268	—
Other receivables	9,322	3,964
Cash and cash equivalents	616,041	559,543
Financial assets measured at amortized cost	776,964	729,787
Total financial assets	776,964	729,787
Classified in the statement of financial position
Non-current assets	10,870	2,317
Current assets	766,094	727,470
Total financial assets	776,964	729,787

Financial liabilities by category
Borrowings
Convertible senior notes	429,391	458,207
Royalty funding liabilities	290,871	305,379
Lease liabilities	151,524	93,030
Trade payables and accrued expenses	90,657	96,394
Other liabilities (excluding indirect tax and employee related payables)	1,046	311
Financial liabilities measured at amortized cost	963,489	953,321
Derivative liabilities	256,231	150,670
Financial liabilities measured at fair value through profit or loss	256,231	150,670
Total financial liabilities	1,219,720	1,103,991
Classified in the statement of financial position
Non-current liabilities	385,254	365,080
Current liabilities	834,466	738,911
Total financial liabilities	1,219,720	1,103,991

Finance income and expenses are specified below:

(EUR’000)	2025	2024	2023
Finance income
Interest income	15,301	14,361	16,857
Remeasurement gain of financial liabilities	20,469	11,248	14,654
Foreign exchange translation (net)	78,229	—	12,346
Total finance income	113,999	25,609	43,857

Finance expenses
Interest expenses	80,647	65,504	44,065
Remeasurement loss of financial liabilities	126,040	7,374	—
Foreign exchange translation (net)	—	27,149	—
Total finance expenses	206,687	100,027	44,065

Interest income and interest expenses relate to financial assets and liabilities measured at amortized cost. Net exchange rate gains and losses primarily relate to U.S. Dollar/Euro fluctuations pertaining to the Company’s cash, cash equivalents, marketable securities and borrowings.

Borrowings

Convertible Senior Notes

In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million) after deducting the initial purchasers’ discounts and commissions and offering expenses. The convertible notes rank equally in right of payment with all future senior unsecured indebtedness. Unless earlier converted or redeemed, the convertible notes will mature on April 1, 2028.

The convertible notes accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.

The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.

On December 31, 2025, the carrying amount of the convertible notes was €429.4 million, and the disclosed fair value was €426.4 million. Fair value cannot be measured based on quoted prices in active markets or other observable input, and accordingly the fair value was, from 2025, measured by using input from the private placement market. Up until 2024, the fair value the fair value was measured by using an estimated market rate for an equivalent non-convertible instrument.

Royalty Funding Liabilities

The Company has entered into capped synthetic royalty funding agreements with Royalty Pharma (the “Purchaser”), which is presented as part of borrowings, and represents the Company’s contractual obligations to pay a predetermined percentage of future commercial revenue until reaching a predetermined multiple of proceeds received, according to the detailed provisions of the synthetic royalty funding agreements.

On December 31, 2025, the carrying amount of the royalty funding liabilities was €290.9 million, and the disclosed fair value was €296.9 million. Fair value cannot be measured based on quoted prices in active markets or other observable input, and accordingly the fair value was measured by using an estimated market rate for an equivalent instrument.

YORVIPATH Agreement

In September 2024, the Company entered into a $150.0 million capped synthetic royalty funding agreement (the “Royalty Pharma Yorvipath Agreement”) with the Purchaser. The net proceeds were $148.2 million (€134.2 million) after deducting offering expenses.

Under the terms of the Royalty Pharma Yorvipath Agreement, the Company received an upfront payment of $150.0 million (the “Yorvipath Purchase Price”) in exchange for a 3% royalty on net revenue from sales of YORVIPATH in the U.S. (the “Yorvipath Revenue Payments”). The Yorvipath Revenue Payments to the Purchaser will cease upon reaching a multiple of the Yorvipath Purchase Price of 2.0 times, or 1.65 times if the Purchaser receives Yorvipath Revenue Payments in that amount by December 31, 2029.

The Royalty Pharma Yorvipath Agreement includes a buy-out option, which provides the Company with the right to settle all outstanding liabilities at any time by paying a buy-out amount equal to 2.0 times the Yorvipath Purchase Price minus the Yorvipath Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice. However, if the buy-out notice is provided on or prior to September 30, 2028, and the Company has paid the Purchaser, Yorvipath Revenue Payments equal to the Yorvipath Purchase Price as of the date of the buy-out notice, then the buy-out amount is equal to 1.65 times the Yorvipath Purchase Price minus the Yorvipath Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice.

SKYTROFA Agreement

In September 2023, the Company entered into a $150.0 million capped synthetic royalty funding agreement (the “Royalty Pharma Skytrofa Agreement”) with the Purchaser. The net proceeds were $146.3 million (€136.3 million) after deducting offering expenses.

Under the terms of the Royalty Pharma Skytrofa Agreement, the Company received an upfront payment of $150.0 million (the “Skytrofa Purchase Price”) in exchange for a 9.15% royalty on net revenue from sales of SKYTROFA in the U.S., beginning on January 1, 2025 (the “Skytrofa Revenue Payments”). The Skytrofa Revenue Payments to the Purchaser will cease upon reaching a multiple of the Skytrofa Purchase Price of 1.925 times, or 1.65 times if the Purchaser receives Skytrofa Revenue Payments in that amount by December 31, 2031.

The Royalty Pharma Skytrofa Agreement includes a buy-out option, which provides the Company with the right to settle all outstanding liabilities at any time by paying a buy-out amount equal to 1.925 times the Skytrofa Purchase Price minus the Skytrofa Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice. However, if the buy-out notice is provided on or prior to December 31, 2028, and the Company has paid the Purchaser, Skytrofa Revenue Payments equal to the Skytrofa Purchase Price as of the date of the buy-out notice, then the buy-out amount is equal to 1.65 times the Skytrofa Purchase Price minus the Skytrofa Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice.

Leases

The Company primarily leases offices and laboratory facilities. Lease arrangements contain a range of different terms and conditions and are typically entered into for fixed periods. In order to improve flexibility to the Company’s operations, lease arrangements may provide the Company with option to extend the lease or terminate the lease within the enforceable lease term. In the Company’s current lease portfolio, extension and termination options are up to ten years, in addition to the non-cancellable periods. These lease arrangements are recognized as right-of-use assets and lease liabilities (“lease activities”). In addition, the Company enter into various lease arrangements of assets with low value and/or on short term basis (12 months or less).

The following expenses related to lease activities were recognized in the consolidated statements of profit or loss:

(EUR’000)	2025	2024	2023
Lease expenses
Depreciation	12,350	12,312	11,875
Lease interest	4,186	3,303	3,581
Total lease expenses	16,536	15,615	15,456

Financing Activities

The development in borrowings related to financing activities is specified below:

		Cash payments		Non-cash items
(EUR’000)	Beginning of year	Repay- ments	Net proceeds	Additions/ (disposals)	Remeasure- ments	Accretion of interest	Foreign exchange translation	End of year
Financing activities
December 31, 2025
Borrowings (excluding lease liabilities)	763,586	(29,065)	—	—	10	76,247	(90,516)	720,262
Lease liabilities	93,030	(15,548)	—	78,517	—	4,186	(8,661)	151,524
Total financing activities	856,616	(44,613)	—	78,517	10	80,433	(99,177)	871,786

Financing activities
December 31, 2024
Borrowings (excluding lease liabilities)	545,472	(11,819)	134,158	—	(11,248)	62,116	44,907	763,586
Lease liabilities	98,793	(14,677)	—	861	—	3,303	4,750	93,030
Total financing activities	644,265	(26,496)	134,158	861	(11,248)	65,419	49,657	856,616

Derivative Liabilities

Derivative liabilities relate to the foreign currency conversion option embedded in the convertible notes.

Fair value cannot be measured based on quoted prices in active markets or other observable inputs and accordingly, derivative liabilities are measured by using the Black-Scholes option-pricing model. Fair value of the option is calculated, applying the following assumptions: (1) conversion price; (2) the Company’s share price; (3) maturity of the option; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the option; (5) no payment of dividends; and (6) an expected volatility using the Company’s share price (48.9% and 49.6% as of December 31, 2025 and December 31, 2024, respectively).

For additional description of fair values, refer to the following section “Fair Value Measurement.”

Sensitivity Analysis

On December 31, 2025, all other inputs and assumptions held constant, a 10% relative increase in volatility, will increase the fair value of derivative liabilities by approximately €13.2 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% relative decrease in volatility indicates the opposite impact.

Similarly, on December 31, 2025, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €50.8 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.

Fair Value Measurement

Because of the short-term maturity for cash and cash equivalents, receivables and trade payables, their fair value approximate carrying amount. Fair value of lease liabilities are not disclosed. Fair value compared to carrying amount of convertible notes, royalty funding liabilities and derivatives, and their level in the fair value hierarchy is summarized in following table, where;

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 inputs are unobservable inputs for the asset or liability.

	2025		2024
(EUR’000)	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
Convertible senior notes	429,391	426,429	458,207	438,288	2
Royalty funding liabilities	290,871	296,899	305,379	305,673	3
Financial liabilities measured at amortized cost	720,262	723,328	763,586	743,961
Derivative liabilities	256,231	256,231	150,670	150,670	3
Financial liabilities measured at fair value through profit or loss	256,231	256,231	150,670	150,670

The following table specifies movements in level 3 fair value measurements:

(EUR’000)	2025	2024	2023
Derivative liabilities
January 1	150,670	143,296	157,950
Remeasurement recognized in financial income or expense	105,561	7,374	(14,654)
December 31	256,231	150,670	143,296